Schedule of Trade Payables (Details) - AUD ($)	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2023
Trade And Other Payables
Related parties – payable Note 21	$ 297,419	$ 589,166	$ 4,936,423
Trade payables	8,727,636	9,866,518	1,776,345
Total trade and other payables	$ 9,025,055	$ 10,455,684	$ 6,712,768